Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per share	Earnings per share

	2024	2023	2022
	£m	£m	£m
Profit attributable to ordinary equity holders of the parent	5,316	4,274	5,023

	2024	2023	2022
	million	million	million
Basic weighted average number of shares in issue	14,755	15,445	16,333
Number of potential ordinary shares	516	450	534
Diluted weighted average number of shares	15,271	15,895	16,867

	Basic earnings per share			Diluted earnings per share
	2024	2023	2022	2024	2023	2022
	p	p	p	p	p	p
Earnings per ordinary share	36.0	27.7	30.8	34.8	26.9	29.8
The calculation of basic earnings per share is based on the profit attributable to equity holders of the parent and the basic weighted average number of shares excluding treasury shares held in employee benefit trusts or held for trading. When calculating the diluted earnings per share, the weighted average number of shares in issue is adjusted for the effects of all expected dilutive potential ordinary shares held in respect of Barclays PLC, totalling 516m ( 2023: 450m, 2022: 534m) shares. The number of share options outstanding, under schemes that were considered to be potentially dilutive was 713m (2023: 750m, 2022: 789m) in total. These options have strike prices ranging from £0.84 to £1.79.
Of the total number of employee share options and share awards at 31 December 2024, 29m (2023: 39m, 2022: 27m) were anti-
dilutive.
The 690m decrease (2023: 888m decrease, 2022: 652m decrease) in the basic weighted average number of shares is primarily due to the impact of the share buyback programmes completed each year.